EMPLOYEE BENEFITS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	R$ 99.2	R$ 91.3	R$ 82.0
Plan assets gain/(loss)	177.7	419.7	(352.5)
Amount up to the asset ceiling not exceeding the present value of future benefits in a defined benefit plan	70.5	57.3	56.6
Defined benefit plans	264.3
Defined benefit obligation, at present value	1,647.8	1,678.1	1,854.2
Two Health Care Plans From Fundacao Zerrenner [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	R$ 555.1	R$ 633.3	R$ 665.4